Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000135469 | 35953C106 | FTAI Infrastructure, Inc.
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000135469 | 03027X100 | American Tower Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000135469 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000135469 | G3730V105 | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000135469 | 127537207 | Cadiz, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000135469 | 44988Q106 | IQHQ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000135469 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000135469 | 127537306 | Cadiz, Inc., Series A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000135469 | 554382101 | Macerich Company (The)
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000135469 | 12769G100 | Caesars Entertainment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000135469 | Real Estate03027X100
Holdings [Line Items]
Percent of Total Investments	87.40%
C000135469 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.10%
C000135469 | Real Estate70509V803
Holdings [Line Items]
Percent of Total Investments	12.50%
C000135469 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000135469 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000135469 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000135469 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000135469 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000135469 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000135469 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000135469 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000135470 | 35953C106 | FTAI Infrastructure, Inc.
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000135470 | 03027X100 | American Tower Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000135470 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000135470 | G3730V105 | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000135470 | 127537207 | Cadiz, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000135470 | 44988Q106 | IQHQ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000135470 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000135470 | 127537306 | Cadiz, Inc., Series A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000135470 | 554382101 | Macerich Company (The)
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000135470 | 12769G100 | Caesars Entertainment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000135470 | Real Estate03027X100
Holdings [Line Items]
Percent of Total Investments	87.40%
C000135470 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.10%
C000135470 | Real Estate70509V803
Holdings [Line Items]
Percent of Total Investments	12.50%
C000135470 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000135470 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000135470 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000135470 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000135470 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000135470 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000135470 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000135470 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000135471 | 35953C106 | FTAI Infrastructure, Inc.
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000135471 | 03027X100 | American Tower Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000135471 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000135471 | G3730V105 | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000135471 | 127537207 | Cadiz, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000135471 | 44988Q106 | IQHQ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000135471 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000135471 | 127537306 | Cadiz, Inc., Series A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000135471 | 554382101 | Macerich Company (The)
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000135471 | 12769G100 | Caesars Entertainment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000135471 | Real Estate03027X100
Holdings [Line Items]
Percent of Total Investments	87.40%
C000135471 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.10%
C000135471 | Real Estate70509V803
Holdings [Line Items]
Percent of Total Investments	12.50%
C000135471 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000135471 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000135471 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000135471 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000135471 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000135471 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000135471 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000135471 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	56.20%